Overview and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Overview and Summary of Significant Accounting Policies
2.    Overview and Summary of Significant Accounting Policies

Non-Controlling Interest:  The Company has adopted standards that govern the accounting for, and reporting of, non-controlling interests in partially-owned consolidated subsidiaries.  Specifically, the guidance requires that:  (a) non-controlling (previously referred to as minority) interest be reported as a component of members’ equity; (b) net income attributable to the parent and to the non-controlling interest be separately identified in the consolidated statement of operations; (c) changes in a parent’s ownership interest while the parent retains its controlling interest be accounted for as equity transactions; (d) any retained non-controlling equity investment upon the deconsolidation of the subsidiary be initially measured at fair value; and (e) sufficient disclosures are provided that clearly identify and distinguish between the interest of the parent and the interest of the non-controlling owners.

We allocate earnings and losses of the subsidiary to the non-controlling interest based on its ownership percentage.  Loss attributable to the non-controlling interest was $2,206 in 2011 and $106 in 2010.  Equity attributable to the non-controlling interest of $63,807 and $66,013 is included as a separate component of equity as of December 31, 2011 and 2010, respectively.

Foreign Operations:    The Company operates in the United States of America, Mexico, Aruba, and Canada.  As with all types of international business operations, currency fluctuations, exchange controls, restrictions on foreign investment, changes to tax regimes, and political action could impact the Company’s financial condition or results of operations.

Foreign Currency Translation:    The US Dollar is the functional currency of the Company. Assets and liabilities denominated in foreign currencies are re-measured into US Dollars and the resulting gains and (losses) are included in the consolidated statement of operations as a component of other income (expense).

Per Share Amounts:    The Company computes earnings per share by dividing net income (loss) by the weighted average number of shares of common stock and dilutive common stock equivalents outstanding during the period. Dilutive common stock equivalents consist of shares issuable upon the exercise of the Company’s stock options and warrants.  Potentially dilutive securities, purchase stock options and warrants, are excluded from the calculation when their inclusion would be anti-dilutive, such as periods when a net loss is reported or when the exercise price of the instrument exceeds the fair market value.

Stock Option Plans:    The Company estimates the fair value of each stock option at the grant date by using the Black-Scholes option-pricing model and provide for expense recognition over the service period, if any, of the stock option.

Use of Estimates:    The preparation of the Company’s consolidated financial statements in conformity with generally accepted accounting principles requires the Company’s management to make estimates and assumptions that affect the amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Fair Value of Financial Instruments:    The Company discloses fair value information about financial instruments based on a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management as of December 31, 2011.

The respective carrying value of certain on-balance-sheet financial instruments approximately their fair values.  These financial instruments include cash and cash equivalents, accounts receivable, leases receivable, accounts payable and accrued liabilities.  Fair values were assumed to approximate carrying values for these financial instruments since they are short term in nature and their carrying amounts approximate fair value, or they are receivable or payable on demand.

Cash and Cash Equivalents:    The Company considers cash in banks, deposits in transit, and highly-liquid debt instruments purchased with original maturities of three months or less to be cash and cash equivalents.

The Company maintains cash balances that may exceed federally insured limits.  The Company believes that the financial strength of the depositing institution mitigates the underlying risk of loss.  These concentrations of credit risk have not had a significant impact on the Company’s financial position or results of operations.

Accounts Receivable:    Accounts receivables are uncollateralized customer obligations due under normal trade terms requiring payment within 30 days from the invoice date. Accounts receivable are stated at the amount billed to the customer. Accounts receivable in excess of 30 days old are considered delinquent.  Outstanding customer invoices are periodically assessed for collectability.

The carrying amount of accounts receivable is reduced by a valuation allowance that reflects the Company’s best estimate of the amounts that may not be collected. This estimate is based on an assessment of current creditworthiness and payment history.  Our review of the outstanding balances as of December 31, 2011 and 2010 indicated that a valuation allowance was required.  The balance of the allowance for doubtful accounts was $72,000 and $66,349 at December 31, 2011 and 2010, respectively.

Leases Receivable:    In order to promote the Interactive TV platform, Roomlinx has agreed to provide certain customers with direct sales-type lease financing to cover the cost of installation.  These transactions result in the recognition of revenue and associated costs in full upon the customer’s acceptance of the installation project and give rise to a lease receivable equal to the gross lease payments and unearned income representing the implicit interest in these lease payments.  Unearned income is amortized over the life of the lease to interest income on a monthly basis.

Inventory:    Inventory, principally large order quantity items which are required for the Company’s media and entertainment installations, is stated at the lower of cost (first-in, first-out) basis or market.  The Company maintains only the inventory necessary for contemplated installations and its inventory is recorded net of any reserve for excess and obsolescence.  Work in progress represents the cost of equipment and third party installation related to installations which were not completed prior to year-end.

At December 31, inventory was comprised of the following:

	2011	2010
Raw materials	$581,991	$538,624
Work in process	662,081	353,877
	$1,244,072	$892,501

Property and Equipment:    All items of property and equipment are carried at cost not in excess of their estimated net realizable value. Normal maintenance and repairs are charged to operations, while expenditures for major maintenance and betterments are capitalized. Gains or losses on disposition are recognized in operations.

Depreciation:    Depreciation of property and equipment is computed using straight-line methods over the estimated economic lives, as follows:

Leasehold improvements	4 years
Office furniture and equipment	5 to 7 years
Computer hardware and software	3 to 5 years
Hospitality and residential property equipment	5 years

Revenue Recognition:    Revenue is recognized when all applicable recognition criteria have been met, which generally include (a) persuasive evidence of an existing arrangement; (b) fixed or determinable price; (c) delivery has occurred or service has been rendered; and (d) collectability of the sales price is reasonably assured.

Multiple Deliverable Revenue Recognition

Effective January 1, 2011 the Company adopted ASU Topic 650, Multiple Deliverable Revenue Recognition for all contracts on a prospective basis.  Below is a summary of the execution of such application as it relates to installation and service arrangements the Company has with its customers.

The Company enters into contractual arrangements to provide multiple deliverables which may include some or all of the following - systems installations and a variety of services related to high speed internet access, free-to-guest, video on demand and iTV systems as well as residential phone, internet and television.  Each of these elements must be identified and individually evaluated for separation. The term “element” is used interchangeably with the term “deliverable” and the Company considers the facts and circumstances as it relates to its performance obligations in the arrangement and includes product and service elements, a license or right to use an asset, and other obligations negotiated for and assumed in the agreement.  Analyzing an arrangement to identify all of the elements requires the use of judgment.  The elements which have been determined to exist in some or all of the Roomlinx contracts and business arrangements are as follows:

●	Pre-Installation Site Survey fee
●	Equipment Sold to Customer
●	Equipment Sold and Financed to Customer
●	Equipment Leased to Customer
●	Equipment Owned by Roomlinx and Services Provided
●	Installation
●	Systems Post-Installation Maintenance and Support Services
●	Non-Functional Roomlinx Interface-Related Changes per Month
●	Certain Levels of Training
●	FTG Content and Support
●	HSIA Support
●	iTV Content and Support
●	VOD – PPV Services
●	Residential TV, Internet and Phone Equipment and Monthly Service and Support

It should be noted that in the determination of the elements included in Roomlinx agreements, embedded software and inconsequential or perfunctory activities were taken into consideration.

Once the Deliverables have been identified, the Relative Fair Value of each Element was determined under the concept of Relative Selling Price (RSP) for which the Company applied the hierarchy of selling price under ASU Topic 605 as follows:

●
VSOE – Vendor specific objective evidence is still the most preferred criteria with which to establish fair value of a deliverable. VSOE is the price of a deliverable when a company sells it on an open market separately from a bundled transaction.

●
TPE – Third party evidence is the second most preferred criteria with which to establish fair value of a deliverable. The measure for the pricing of this criterion is the price that a competitor or other third party sells a similar deliverable in a similar transaction or situation.

●
RSP – Relative selling price is the price that management would use for a deliverable if the item were sold separately on a regular basis which is consistent with company selling practices. The clear distinction between RSP and VSOE is that under VSOE, management must sell or intend to sell the deliverable separately from the bundle, or has sold the deliverable separately from the bundle already. With RSP, a company may have no plan to sell the deliverable on a stand-alone basis.

The effect of application of this standard may be to defer revenue recognition for installations across the service period of the contract and to re-allocate and/or defer revenue recognition across various service arrangements.

Installation and Service Revenues

High-speed internet access (HSIA) system sales and installation revenue primarily consists of wired and wireless network equipment acquisition and equipment installation cost reimbursement and fees associated with installing the acquired equipment network required in order to utilize the Company’s media products and services. Installation revenues are recognized as revenue when the installation or upgrade is completed and the customer has received the required equipment and accepted such installation.  Revenue from installations in progress is deferred until the installation is complete.  The customer is billed when the contract is signed.  Most contracts require a 50% deposit up front, with the balance due upon completion and acceptance.

HSIA maintenance and usage revenue primarily consists of monitoring and support services (monthly maintenance fees related to the upkeep of the network), is recognized on a monthly basis as services are provided.  Invoicing is provided to the customer in advance of the agreed upon billing cycle.  The majority of billing cycles is quarterly with the remainder being monthly.  Service maintenance and usage revenue also includes revenue from meeting room services, which are billed as the events occur.

Interactive TV (iTV) sales and installation revenue primarily consists of iTV equipment purchases and installation of that equipment. Revenue on the equipment and installations is recognized when the installation is complete and the customer has accepted such installation.  Under the terms of a typical contract, a deposit of 50% of the installation charge is due at the time the contract is executed, with the balance due upon completion and acceptance of such installation, unless the Company has agreed to provide the customer with lease financing arrangements subject to the customer having prior to contract execution, demonstrated its credit worthiness to the satisfaction of the Company.  Under the terms and conditions of the lease arrangements, these leases have been classified and recorded as Sale-Type Leases and accordingly, revenue is recognized upon completion and customer acceptance of the installation.

iTV monthly support and content revenue, primarily consists of monitoring and support services (monthly maintenance fees related to the upkeep of the network) and the content provided to the iTV systems, is recognized on a monthly basis as services are provided.  Customer invoicing is done in arrears on a monthly basis unless the customer has made special arrangements to modify the billing cycle.

Free to Guest (FTG) installation revenue consists of the equipment sale and installation of head-end and in-room equipment.  Properties are billed at the point of contract execution and the revenues are recognized when the installation is complete.

FTG monthly support and content mostly consists of programming provided by DirecTV or DISH Networks.  Customers are billed monthly for the service and the revenues are recognized in the month the services are provided.

Deferred revenue is comprised of advanced billings for service and usage and customer deposits for installations.

Hospitality video on demand (VOD) equipment sales and installation consists of equipment purchases and the installation of equipment with the corresponding sales revenue being recognized upon the completion and customer acceptance of the upgrade or installation resulting in a receivable for such amount.  In some cases, customers agree to pay for a new installation or upgrade by applying 50% of the monthly VOD guest room revenue against the receivable.  Accordingly, upon the receipt of payment against the customer’s monthly invoice, 50% of such payment is allocated to recurring VOD revenue and 50% is allocated to the receivable until such time as the receivable has been paid in full.  Thereafter, 100% of the monthly invoice is recorded as recurring VOD revenue.

Hospitality VOD monthly service and support consists of support fees, license fees, minimum guarantees, and movies sales. Monthly sales are invoiced in arrears monthly unless the customer has made special arrangements to modify the billing cycle.

Residential equipment sales and installation consists of equipment purchases and the installation of that equipment.  Customers are billed and revenue is recognized at the time of sale. Equipment sales are billed to the customer on their monthly invoice, and recognized as revenue at the same time.  Installation charges and maintenance service fees are recognized at the time of installation/service, or added to the monthly invoice of existing customers and recognized at that time.

Residential monthly service and support consists of voice, internet, and television services, DirecTV residuals and installation commissions, DISH Network commissions, and management fees.  Monthly service (voice, internet, and television) are billed in advance to the customer on the 1st of each month.  If the customer cancels during the month, no refund is given.  Revenue is recognized on the 1st of each month.

DirecTV Residuals and PPC’s (“prepaid commissions”) are recognized on the last day of each month.  DirecTV pays us residuals equal to 17% of monthly customer service charges and $150 for each new customer sign up.  These amounts are computed and recorded monthly while payment from DirecTV is received 60 to 90 days after the corresponding month for residuals, and 30 to 45 days after the corresponding week for PPC’s.

DISH Network commissions are recognized when payment is received from DISH Network.  DISH pays the commission once a month, 15 days after the end of the corresponding month.

Advertising Costs:    Advertising costs are expensed as incurred.  During 2011 and 2010, advertising costs were $54,532 and $78,630, respectively.

Income Taxes:    The Company accounts for income taxes under the liability method in accordance with ASC 740, “Income Taxes”.  Deferred tax assets and liabilities are determined based on temporary differences between financial reporting and tax bases of assets and liabilities that will result in taxable or deductible amounts in future years.  Under this method, deferred tax assets and liabilities are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. A valuation allowance is recorded when the ultimate realization of a deferred tax asset is considered to be unlikely.

The Company uses a two-step process to evaluate a tax position. The first step is to determine whether it is more-likely-than-not that a tax position will be sustained upon examination, including the resolution of any related appeals or litigation based on the technical merits of that position. The second step is to measure a tax position that meets the more-likely-than-not threshold to determine the amount of benefit to be recognized in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement.

Tax positions that previously failed to meet the more-likely-than-not recognition threshold should be recognized in the first subsequent period in which the threshold is met. Previously recognized tax positions that no longer meet the more-likely-than-not criteria should be de-recognized in the first subsequent financial reporting period in which the threshold is no longer met. The Company reports tax-related interest and penalties as a component of income tax expense.

Based on all known facts and circumstances and current tax law, the Company believes that the total amount of unrecognized tax benefits as of December 31, 2011, is not material to its results of operations, financial condition, or cash flows. The Company also believes that the total amount of unrecognized tax benefits as of December 31, 2011, if recognized, would not have a material effect on its effective tax rate. The Company further believes that there are no tax positions for which it is reasonably possible, based on current tax law and policy that the unrecognized tax benefits will significantly increase or decrease over the next 12 months producing, individually or in the aggregate, a material effect on the Company’s results of operations, financial condition or cash flows.

The amount of income taxes the Company pays is subject to ongoing examinations by federal and state tax authorities. To date, there have been no reviews performed by federal or state tax authorities on any of the Company’s previously filed returns. The Company’s 2005 and later tax returns are still subject to examination.

Concentrations

Credit Risk:    The Company’s operating cash balances are maintained in financial institutions and periodically exceed federally insured limits. The Company believes that the financial strength of these institutions mitigates the underlying risk of loss.  To date, these concentrations of credit risk have not had a significant impact on the Company’s financial position or results of operations.

Accounts Receivable:  At December 31, 2011, one customer represented 35% of the accounts receivable balance compared to one customer representing 63% of the accounts receivable balance at December 31, 2010.

Revenue:  During 2011 five customers contributed 69% of Roomlinx’s US hospitality revenue compared to one customer contributing 42% of Roomlinx’s US hospitality revenue in 2010.  Additionally, one customer contributed 45% to Roomlinx’s Canadian hospitality revenue in 2011 vs. 66% in 2010.

Recently Adopted Accounting Standards: The Company evaluates the pronouncements of various authoritative accounting organizations, primarily the Financial Accounting Standards Board (“FASB”), the SEC, and the Emerging Issues Task Force (“EITF”), to determine the impact of new pronouncements on US GAAP and the impact on the Company.

ASU No. 2009-13 was issued in September 2009, and provides application guidance on whether multiple deliverables exist, how the deliverables should be separated and how the consideration should be allocated to one or more units of accounting. This update establishes a selling price hierarchy for determining the selling price of a deliverable. The selling price used for each deliverable will be based on vendor-specific objective evidence, if available, third-party evidence if vendor-specific objective evidence is not available, or estimated selling price if neither vendor-specific or third-party evidence is available. This ASU was adopted as of January 1, 2011 and did not have a material impact on the Company’s results of operations or cash flows; however, depending on the sale and delivery of future systems and services, this ASU could have an effect on the timing of revenue recognition and on the consolidated results of operations or cash flows in future periods.

ASU No. 2010-13 was issued in April 2010, and will clarify the classification of an employee share based payment award with an exercise price denominated in the currency of a market in which the underlying security trades.  This ASU will be effective for the first fiscal quarter beginning after December 15, 2010, with early adoption permitted.  The adoption of this ASU did not have a material impact on our consolidated results of operations or cash flows.

ASU 2010-20 was issued in July 2010, and provides financial statement users with greater transparency about an entity’s allowance for credit losses and the credit quality of its financing receivables.  This ASU will be effective for the first fiscal quarter beginning after December 15, 2010.   The adoption of this ASU did not have a material impact on our consolidated results of operations or cash flows.

In  December 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2010-28,  Intangibles-Goodwill and Other (Topic 350) – When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts , (“ASU 2010-28”). ASU 2010-28 modifies the two-step goodwill impairment testing process for entities that have a reporting unit with a zero or negative carrying amount. For those reporting units, an entity is required to perform step 2 of the goodwill impairment test if it is more likely than not that goodwill impairment exists. In determining whether it is more likely than not that a goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that an impairment exists. This new standard was effective for the Company beginning June 1, 2011. The adoption of this ASU did not have a material impact on our consolidated results of operations or cash flows.

The FASB has issued ASU 2010-29, Business Combinations (Topic 805): Disclosure of Supplementary Pro Forma Information for Business Combinations. This amendment affects any public entity as defined by Topic 805, Business Combinations that enters into business combinations that are material on an individual or aggregate basis. The comparative financial statements should present and disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The amendments also expand the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The amendments are effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. The adoption of this ASU did not have a material impact on our consolidated results of operations or cash flows.

In June 2011, ASU 2011-05, Comprehensive Income (Topic 220) was issued to provide guidance on the presentation of total comprehensive income, the components of net income, and the components of other comprehensive income.  The amendments in this update are to be applied retrospectively and are effective for financial statements issued for fiscal years, and interim periods within those years, beginning after December 15, 2011.  The adoption of ASU 2011-05 is expected to impact the presentation of the Company’s other comprehensive income.

Recently Issued Accounting Standards:  The following accounting standards updates were recently issued and have not yet been adopted by the Company.  These standards are currently under review to determine their impact on the Company’s consolidated financial position, results of operations, or cash flows.

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (Topic 210) was issued to provide new disclosure requirements that are intended to enhance current disclosures on offsetting financial assets and liabilities. The new disclosures require an entity to disclose both gross and net information about financial instruments eligible for offset on the balance sheet and instruments and transactions subject to an agreement similar to a master netting arrangement. The provisions of the new disclosure requirements are effective as of the beginning of our 2014 fiscal year. The adoption of ASU 2011-11 is not expected to impact the presentation of the Company’s financial statements.

In December 2011, the FASB issued ASU No. 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05,” which is now codified under ASU Topic 220, “Comprehensive Income.”  The amendments in this ASU will allow the FASB time to re-deliberate the presentation of reclassification adjustments contained in ASU No. 2011-05, “Presentation of Comprehensive Income,” issued in June 2011.  While the FASB is reconsidering the requirement to measure and present reclassification adjustments from accumulated other comprehensive income to net income by income statement line item in net income and also in other comprehensive income, the new guidance will supersede and defer only those related paragraphs in ASU No. 2011-05.  Entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements which were in effect before ASU No. 2011-05.  All other requirements of ASU No. 2011-05 are not affected by this ASU, including the requirement to report comprehensive income either in a single, continuous statement of comprehensive income or two separate, but consecutive statements.  This guidance is effective at the same time as the amendments contained in ASU No. 2011-05, so entities will not be required to comply with the requirements it is deferring.  For public companies, this is for fiscal years, and interim periods within those years, beginning after December 15, 2011.  We are evaluating the disclosure options, and do not expect the adoption of this ASU to have an impact on our consolidated financial position, results of operations or cash flows.

There were various other updates recently issued, most of which represented technical corrections to the accounting literature or application to specific industries and are not expected to a have a material impact on the Company’s consolidated financial position, results of operations or cash flows.

Reclassification:  Certain amounts in the prior period financial statements have been reclassified to conform to the current year presentation.